Accounts Payable and Accrued Liabilities - Summary of Provision (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Provisions [Abstract]
Beginning balance	$ 929	$ 739
Paid or otherwise settled	(775)
Additional provision		190
Ending balance	$ 154	$ 929